Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Total	$0.01 Par Value Common Stock	Preferred Stock	Additional Paid-in Capital	Accumulated Deficit
Balance (Predecessor) at Dec. 31, 2014	$ (3,329,297)	$ 429,189		$ 6,978,907	$ (10,737,393)
Balance, shares (Predecessor) at Dec. 31, 2014		42,918,927
Stock-based compensation | Predecessor	192,776			192,776
Net loss | Predecessor	(2,743,116)				(2,743,116)
Balance (Predecessor) at Dec. 31, 2015	(5,879,637)	$ 429,189		7,171,683	(13,480,509)
Balance, shares (Predecessor) at Dec. 31, 2015		42,918,927
Stock-based compensation | Successor	119,146			119,146
Net loss | Successor	(664,737)				(664,737)
Cancellation of Predecessor equity | Successor	6,425,228	$ (429,189)		(7,290,829)	14,145,246
Cancellation of Predecessor equity, shares | Successor		(42,918,927)
Balance (Successor) at Jun. 30, 2016
Balance (Predecessor) at Jun. 30, 2016
Balance, shares (Successor) at Jun. 30, 2016
Balance, shares (Predecessor) at Jun. 30, 2016
Issuance of preferred stock | Successor	5,405,010		1,801,670	3,603,340
Issuance of preferred stock, shares | Successor
Issuance of Successor common stock | Successor	1,191,669	$ 1,638		1,190,031
Issuance of Successor common stock, shares | Successor		163,786
Reorganization adjustment | Successor	(45,151)			(45,151)
Stock-based compensation | Successor	188,343			188,343
Net loss | Successor	(1,306,576)				(1,306,576)
Balance (Successor) at Dec. 31, 2016	$ 5,433,295	$ 1,638	$ 1,801,670	$ 4,936,563	$ (1,306,576)
Balance, shares (Successor) at Dec. 31, 2016		163,786